Note 1 - Nature of Business and Summary of Significant Accounting Policies: Nature of Business and Organization (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Details
Entity Incorporation, Date of Incorporation	Dec. 31, 1997	Dec. 31, 1997
Entity Incorporation, State Country Name	Illinois